Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in VIH (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity	₱ 119,665	₱ 116,290	₱ 116,666
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Stock options on equity net	427	134
Equity	₱ 3,651	₱ 4,982